SHARE CAPITAL - Disclosure of detailed information about warrants outstanding (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares Share Year	Dec. 31, 2019 $ / shares Share
Disclosure of classes of share capital [line items]
Opening balance | Share	875,000
Exercise price of warrants outstanding, opening balance | $ / shares	0.36
Exercised | Share	(875,000)	(500,000)
Exercise price of warrants exercised | $ / shares	$ 0.36	$ 0.36
Closing balance | Share	537,000	875,000
Exercise price of warrants outstanding, closing balance | $ / shares	0.61	0.36
Remaining contractual life (Years) | Year	1.64
July 31, 2022 [Member]
Disclosure of classes of share capital [line items]
Granted | Share	123,000
Exercise price of warrants granted | $ / shares	$ 0.61
Remaining contractual life (Years) | Year	1.58
August 26, 2022 [Member]
Disclosure of classes of share capital [line items]
Granted | Share	414,000
Exercise price of warrants granted | $ / shares	$ 0.61
Remaining contractual life (Years) | Year	1.65